UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22438

Voya Emerging Markets High Dividend Equity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

Huey P. Falgout Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2020 to August 31, 2020

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
August 31, 2020
Voya Emerging Markets High Dividend Equity Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let a Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This report contains a summary portfolio of investments for the Fund. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Guarded Optimism the Watchword of the Day
Dear Shareholder,
Since its sharp tumble in February and March, the stock market, as measured by the S&P 500® Index, has strung together five consecutive months of positive returns; and as of August 31, 2020, has posted a year-to-date total return of 9.74%. Gains among large technology companies, which comprise nearly a quarter of the S&P 500® Index, have been key performance drivers. Better than expected second-quarter earnings have helped retail companies; other groups leveraged to the reopening/recovery theme such as restaurants, airlines, hotels, cruise lines and casinos, also have fared well.
Though the financial markets have rebounded convincingly, questions remain about the sustainability of the economic rebound in the face of ongoing COVID-19 challenges. Since economic output turned down during the second quarter, the worst quarterly drop on record, business activity has picked up in the United States and most of the rest of the world. The U.S. Federal Reserve Board is committed to maintaining supportive monetary policy as long as necessary. Whether Congress can deliver further COVID-19 relief remains to be seen; we believe this will be key to the re-acceleration of consumer spending and industrial production.
All things considered, we believe the current environment remains supportive for investing, though conditions call for guarded optimism; this year we’ve seen how quickly sentiment and markets can change. Attention to heightened economic and market uncertainty is a key element of Voya’s approach to investing. We remain convinced that staying fully invested, and diversifying one’s portfolio as broadly as possible, offers the most likely path to realizing long-term investment goals. In our view, investors should not make short-term changes to long-term strategies in attempts to capture gains or avoid losses. Should your long-term needs change, discuss your needs thoroughly with your financial advisor before making any portfolio adjustments.
While we are humble and realistic in the face of the challenges ahead, we believe we are well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
September 17, 2020
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice. International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.
More complete information about the Fund, including the Fund’s daily New York Stock Exchange closing prices and NAV per share, is available at www.voyainvestments.com or by calling the Fund’s Shareholder Service Department at (800) 992-0180. To obtain a prospectus for any Voya mutual fund, please call your financial advisor or a fund’s Shareholder Service Department at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

Benchmark Descriptions

Index	Description
MSCI Emerging Markets IndexSM	An index that measures the performance of securities listed on exchanges in developing nations throughout the world.

Portfolio Managers’ Report	Voya Emerging Markets High Dividend Equity Fund

Geographic Diversification as of August 31, 2020 (as a percentage of net assets)

China	40.6%
Taiwan	12.7%
South Korea	11.3%
India	8.4%
Brazil	4.8%
Russia	3.1%
South Africa	3.0%
Indonesia	2.2%
Saudi Arabia	1.9%
Mexico	1.5%
Countries between 0.0% – 1.4%^	7.0%
Assets in Excess of Other Liabilities*	3.5%
Net Assets	100.0%
* Includes short-term investments and exchange-traded funds.
^ Includes 14 countries, which each represents 0.0% – 1.4% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets High Dividend Equity Fund (the “Fund”) is a diversified closed-end fund with the primary investment objective of providing total return through a combination of current income, capital gains and capital appreciation. The Fund seeks to achieve its investment objectives by investing principally in a portfolio of equity securities, primarily of issuers in emerging market countries. The Fund will also normally seek to secure gains and enhance the stability of returns over a market cycle by writing (selling) call options on selected exchange-traded funds (“ETFs”) and/or international, regional or country indices of equity securities, and/or on equity securities.
Portfolio Management: The Fund is managed by Paul Zemsky, CFA, Vincent Costa, CFA, Peg DiOrio, CFA and Steve Wetter, Portfolio Managers, Voya Investment Management Co. LLC (“VIM”) — the Sub-Adviser.
Equity Portfolio Construction: Under normal market conditions, the Fund invests at least 80% of its managed assets in dividend-producing equity securities of, or derivatives having economic characteristics similar to the equity securities of, issuers in emerging markets. The Sub-Adviser seeks to construct a portfolio with a weighted average gross dividend yield that exceeds the dividend yield of the MSCI Emerging Markets IndexSM (the “Index”). For the purpose of the Fund’s investments, the Fund will invest in emerging market countries as defined by the Index.
The Fund will invest in equity securities and will select securities based upon quantitative analysis. The Sub-Adviser uses an internally developed quantitative computer model to create a target universe of global securities with above average
Top Ten Holdings as of August 31, 2020 (as a percentage of net assets)

Alibaba Group Holding Ltd. ADR	7.8%
Tencent Holdings Ltd.	6.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.4%
Samsung Electronics Co., Ltd.	3.0%
iShares MSCI Emerging Markets ETF	2.2%
Ping An Insurance Group Co. of China Ltd. - H Shares	1.3%
Kakao Corp.	1.2%
Meituan Dianping - Class B	1.1%
Industrial & Commercial Bank of China - H Shares	1.1%
China Construction Bank - H Shares	1.0%
Portfolio holdings are subject to change daily.
dividend yields compared to the Index, which the Sub-Adviser believes exhibit stable dividend yields within each geographic region and industry sector. The model also seeks to exclude from the target universe securities issued by companies that the Sub-Adviser believes exhibit characteristics that indicate that they are at risk of reducing or eliminating the dividends paid on their securities. Once the Sub-Adviser creates this target universe, the Sub-Adviser seeks to identify the most attractive securities within various geographic regions and sectors by ranking each security relative to other securities within its region or sector, as applicable, using a proprietary multi-factor model. The Sub-Adviser then uses optimization techniques to seek to achieve the portfolio’s target dividend yield, determine active weights, and neutralize region and sector exposures in order to create a portfolio that the Sub-Adviser believes will provide the potential for maximum total return.
The Fund’s Options Strategy: The Fund writes (sells) call options on selected ETFs, and/or international, regional or country indices of equity securities, and/or on equity securities, with the underlying value of such calls generally representing 15% to 50% of total value of the Fund’s portfolio. The Fund seeks to generate gains from the call writing strategy over a market cycle to supplement the dividend yield of its underlying portfolio. Call options will be written (sold) usually at-the money, out-of-the-money or near-the-money and can be written both in exchange-listed option markets and over-the-counter markets with major international banks, broker-dealers and financial institutions.

Voya Emerging Markets High Dividend Equity Fund	Portfolio Managers’ Report

Performance: Based on net asset value (“NAV”), the Fund provided a total return of 4.34% for the period ended August 31, 2020.(1) This NAV return reflects a decrease in the Fund’s NAV from $7.61 on February 29, 2020 to $7.49 on August 31, 2020, after taking into account quarterly distributions. Based on its share price as of August 31, 2020, the Fund provided a total return of 4.90% for the period.(1) This share price return reflects a decrease in the Fund’s share price from $6.69 on February 29, 2020 to $6.62 on August 31, 2020, after taking into account quarterly distributions. The Fund is not benchmarked to an index but uses the MSCI Emerging Markets IndexSM as a reference index, which returned 11.23% for the reporting period. During the period, the Fund made quarterly distributions totaling $0.36 per share, which were characterized as $0.27 per share of return of capital and $0.09 per share of net investment income.(2) As of August 31, 2020, the Fund had 19,039,289 shares outstanding.
Portfolio Specifics: Equity Portfolio: The underlying equity portfolio underperformed the reference index in the six-month period ending August 31, 2020. The underperformance was driven by stock selection, the Fund’s smaller market capitalization relative to the reference index, negative impact from the core model and a higher dividend yield. Within the core model, valuation was a headwind, but this was partially offset by positive impact from the operations and sentiment signals.
Regionally, stock selection in developed Asia and emerging markets (“EM”) had a negative impact on performance but this was partially offset by a positive allocation effect. From a sector perspective, consumer discretionary and health care had the largest negative impact. On an individual stock basis, an underweight to Meituan Dianping and not owning JD.com, Inc. and Reliance Industries Limited detracted the most value.
By contrast, holdings in the industrials and real estate sectors had a positive impact on relative returns. The top individual stock contributors were overweight positions in Kakao Corp. and Realtek Semiconductor Corp. as well as not owning Samsung Electronics Co., Ltd.
Option Portfolio: Over the reporting period, we wrote call options against the EM portfolio. The option portfolio consists of a series of short-dated call options on the iShares exchange-traded funds, with the MSCI Emerging Markets IndexSM Fund as underlying. Therefore, the options portfolio keeps a low tracking error with its benchmark.
The Fund generally sold options with maturities in the range of four to five weeks. The overall portfolio coverage was 20%. Options generally were sold at-the-money and implemented in the over-the-counter market, to enable the Fund to profit from its flexibility, liquidity and opportunities.
During the months of March until the end of August, EM were down. As we would expect in such conditions, the Fund’s option portfolio contributed to performance.
Current Strategy and Outlook: Despite the intensifying pressures on emerging markets and the dramatic headlines from some problem countries, we believe EM growth picture remains reasonable. In our opinion, most of emerging Asia is in relatively good shape. With rising threats to Chinese export growth due to President Trump’s protectionist actions over the past months, Chinese authorities have shifted to an easier policy stance in our view. We believe China’s economic policies will ease enough to lead to a pick-up of infrastructure and housing investment growth. We believe this pick-up should be enough to have a positive effect on emerging market equities, which remain highly sensitive to changes in growth expectations for Chinese domestic demand.

(1)
Total returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by the investment adviser. Had all fees and expenses been considered, the total returns would have been lower.

(2)
The final tax composition of dividends and distributions will not be determined until after the Fund’s tax year-end.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. An index has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2020 (Unaudited)

ASSETS:
Investments in securities at fair value*	$140,754,507
Short-term investments at fair value†	839,000
Cash	580,486
Cash pledged as collateral for OTC derivatives (Note 2)	1,040,000
Foreign currencies at value‡	137,493
Receivables:
Investment securities and currencies sold	1,697
Dividends	197,265
Interest	464
Foreign tax reclaims	8,084
Prepaid expenses	1,135
Other assets	6,231
Total assets	143,566,362
LIABILITIES:
Payable for investment securities and currencies purchased	1,663
Payable for investment management fees	140,058
Payable to trustees under the deferred compensation plan (Note 6)	6,231
Payable for trustee fees	664
Other accrued expenses and liabilities	145,766
Written options, at fair value^	622,659
Total liabilities	917,041
NET ASSETS	$142,649,321
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$223,868,053
Total distributable loss	(81,218,732)
NET ASSETS	$142,649,321
* Cost of investments in securities	$130,057,126
† Cost of short-term investments	$839,000
‡ Cost of foreign currencies	$135,608
^ Premiums received on written options	$629,572
Net assets	$142,649,321
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	19,039,289
Net asset value	$7.49
See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS for the six months ended August 31, 2020 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,770,375
Interest	659
Total investment income	2,771,034
EXPENSES:
Investment management fees	769,308
Transfer agent fees	10,384
Shareholder reporting expense	24,040
Professional fees	32,460
Custody and accounting expense	51,275
Trustee fees	2,654
Miscellaneous expense	19,754
Total expenses	909,875
Net investment income	1,861,159
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(8,472,252)
Foreign currency related transactions	(83,471)
Written options	(1,988,544)
Net realized loss	(10,544,267)
Net change in unrealized appreciation (depreciation) on:
Investments	13,574,160
Foreign currency related transactions	57,001
Written options	(367,699)
Net change in unrealized appreciation (depreciation)	13,263,462
Net realized and unrealized gain	2,719,195
Increase in net assets resulting from operations	$4,580,354
* Foreign taxes withheld	$346,878
See Accompanying Notes to Financial Statements

Statements of Changes in Net Assets

	Six Months Ended August 31, 2020 (Unaudited)	Year Ended February 29, 2020
FROM OPERATIONS:
Net investment income	$1,861,159	$3,623,649
Net realized loss	(10,544,267)	(7,733,668)
Net change in unrealized appreciation (depreciation)	13,263,462	(6,257,503)
Increase (decrease) in net assets resulting from operations	4,580,354	(10,367,522)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):	(1,794,741)	(5,241,350)
Return of capital	(5,059,403)	(8,657,330)
Total distributions	(6,854,144)	(13,898,680)
FROM CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions	—	—
Net decrease in net assets	(2,273,790)	(24,266,202)
NET ASSETS:
Beginning of year or period	144,923,111	169,189,313
End of year or period	$142,649,321	$144,923,111
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
	Per Share Operating Performance													Ratios and Supplemental Data
		Income (loss) from investment operations			Less Distributions										Ratios to average net assets
	Net asset value, beginning of year or period	Net investment income gain (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Market value, end of year or period	Total investment return at net asset value(1)	Total investment return at market value(2)	Net assets, end of year or period (000’s)	Gross expenses prior to expense waiver/ recoupment(3)	Net expenses after expense waiver/ recoupment(3)(4)	Net investment income (loss)(3)(4)	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	($000’s)	(%)	(%)	(%)	(%)
08-31-20+	7.61	0.10•	0.14	0.24	0.09	—	0.27	0.36	—	7.49	6.62	4.34	4.90	142,649	1 .36	1.36	2.78	28
02-29-20	8.89	0.20	(0.75)	(0.55)	0.28	—	0.45	0.73	—	7.61	6.69	(6.03)	(12.67)	144,923	1 .39	1.39	2.29	103
02-28-19	9.87	0.20	(0.44)	(0.24)	0.17	—	0.57	0.74	—	8.89	8.41	(1.39)	(2.23)	169,189	1 .47	1.47	2.21	53
02-28-18	9.24	0.18	1.19	1.37	0.18	—	0.56	0.74	—	9.87	9.42	15.77	22.67	187,770	1 .44	1.44	1.82	41
02-28-17	7.81	0.18	2.13	2.31	0.19	—	0.69	0.88	—	9.24	8.32	32.30	38.66	175,716	1 .43	1.43	2.06	39
02-29-16	11.57	0.20	(2.92)	(2.72)	0.21	—	0.83	1.04	—	7.81	6.71	(23.98)	(28.30)	152,682	1 .47	1.47	1.99	30
02-28-15	12.50	0.30•	(0.08)	0.22	0.34	—	0.81	1.15	—	11.57	10.54	2.21	2.01	226,152	1 .42	1.42	2.35	40
02-28-14	14.53	0.34•	(1.17)	(0.83)	0.29	—	1.00	1.29	0.09	12.50	11.41	(4.89)	(16.62)	244,220	1 .41	1.41	2.58	50
02-28-13	16.60	0.30•	(0.85)	(0.55)	0.31	—	1.21	1.52	—	14.53	15.13	(2.95)	5.58	282,611	1 .44	1.44	2.03	66
04-26-11(5) - 02-29-12	19.06	0.24•	(1.50)	(1.26)	0.17	—	1.03	1.20	—	16.60	15.89	(5.96)	(14.21)	319,565	1 .43	1.43	1.77	61

(1)
Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.

(2)
Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.

(3)
Annualized for periods less than one year.

(4)
The Investment Adviser has entered into a written expense limitation agreement with the Fund under which it will limit the expenses of the Fund (excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(5)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of August 31, 2020 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Emerging Markets High Dividend Equity Fund (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is organized as a Delaware statutory trust.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. The Investment Adviser has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of the Fund is calculated by taking the value of the Fund’s assets, subtracting the Fund’s liabilities, and dividing by the number of shares that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Fund’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date, or in the case of some foreign dividends, when the information becomes available to the Fund.
C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon

NOTES TO FINANCIAL STATEMENTS as of August 31, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on investments. Such quarterly distributions may also consist of return of capital. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP for investment companies.
The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time depending on whether the Fund has gains or losses on the call options written in its portfolio versus gains or losses on the equity securities in the portfolio. Each quarter, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, other income or capital gains, and return of capital, if any. The final composition of the tax characteristics of the distributions cannot be determined with certainty until after the end of the Fund’s tax year, and will be reported to shareholders at that time. A significant portion of the Fund’s distributions may constitute a return of capital. The amount of quarterly distributions will vary, depending on a number of factors.
As portfolio and market conditions change, the rate of dividends on the common shares will change. There can be no assurance that the Fund will be able to declare a dividend in each period.
E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets

NOTES TO FINANCIAL STATEMENTS as of August 31, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. Changes in short-term market interest rates will directly affect the yield on Common Shares. If short-term market interest rates fall, the yield on Common Shares will also fall. To the extent that the interest rate spreads on loans in the Fund’s portfolio experience a general decline, the yield on the Common Shares will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate paid by such securities generally will decrease when the market rate of interest to which the inverse security is indexed increases. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates.
As of the date of this report, the United States experiences a low interest rate environment, which may increase the
Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at

NOTES TO FINANCIAL STATEMENTS as of August 31, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For purchased OTC options, the Fund bears the risk of loss in the amount of the premiums paid and the change in market value of the options should the counterparty not perform under the contracts. The Fund did not enter into any purchased OTC options during the period ended August 31, 2020.
The Fund’s master agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.
Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counterparty. As of August 31, 2020, the total value of open written OTC call options subject to Master Agreements in a liability position was $622,659. If a contingent feature had been triggered, the Fund could have been required to pay this amount in cash to its counterparties. At August 31, 2020, the Fund pledged $1,040,000 in cash collateral for its open written OTC call options at year end. There were no credit events during the period ended August 31, 2020 that triggered any credit related contingent features.
H. Forward Foreign Currency Transactions and Futures Contracts. The Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The Fund either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
During the period ended August 31, 2020, the Fund did not enter into any forward foreign currency contracts.
I. Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The premium received by the Fund upon the writing of a put or call option is included in the Statement of

NOTES TO FINANCIAL STATEMENTS as of August 31, 2020 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option or purchased put option or the purchase cost of the security for a written put option or a purchased call option is adjusted by the amount of premium received or paid. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.
The Fund seeks to generate gains from the OTC call options writing strategy over a market cycle to supplement the dividend yield of its underlying portfolio of high dividend yield equity securities.
During the period ended August 31, 2020, the Fund had an average notional amount of  $28,398,038 on written equity options. Please refer to the table within the Portfolio of Investments for open written equity options at August 31, 2020.
J. Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
The cost of purchases and the proceeds from sales of investments for the period ended August 31, 2020, excluding short-term securities, were $37,556,467 and $44,545,413, respectively.
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment management and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, payable monthly, based on an annual rate of 1.15% of the Fund’s average daily managed assets. For purposes of the Management Agreement, managed assets are defined as the Fund’s average daily gross asset value, minus the sum of the Fund’s accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares). As of August 31, 2020, there were no preferred shares outstanding.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily managed assets of the Fund. Subject to policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies and limitations.
NOTE 5 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund under which it will limit the expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to 1.45% of average daily managed assets.
The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of August 31, 2020, there are no amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser.
The Expense Limitation Agreement is contractual through March 1, 2021 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2020 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — CAPITAL SHARES
For the period ended August 31, 2020 and year ended February 29, 2020, the Fund had no capital shares activity.
Share Repurchase Program
Effective April 1, 2020, pursuant to an open-market share repurchase program, the Fund may purchase, over the period ending March 31, 2021, up to 10% of its stock in open-market transactions. Previously, pursuant to an open-market share repurchase program effective April 1, 2019, the Fund could have purchased, over the period ended March 31, 2020, up to 10% of its stock in open-market transactions. The amount and timing of the repurchases will be at the discretion of the Fund’s management, subject to market conditions and investment considerations. There is no assurance that the Fund will purchase shares at any particular discount level or in any particular amounts. Any repurchases made under this program would be made on a national securities exchange at the prevailing market price, subject to exchange requirements and volume, timing and other limitations under federal securities laws. The share repurchase program seeks to enhance shareholder value by purchasing shares trading at a discount from their NAV per share. The open-market share repurchase program does not obligate the Fund to repurchase any dollar amount or number of its stock.
For the period ended August 31, 2020 and the year ended February 29, 2020, the Fund had no repurchases.
NOTE 8 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions in the current period will not be determined until after the Fund’s tax year-end of December 31, 2020. The tax composition of dividends and distributions as of the Fund’s most recent tax year-ends was as follows:
Tax Year Ended December 31, 2019		Tax Year Ended December 31, 2018
Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
$5,241,350	$8,657,330	$3,253,913	$10,832,878
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2019 were:
Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
		Amount	Character	Expiration
$(2,146,250)	$11,651,302	$(4,468,443)	Short-term	None
		(72,834,449)	Long-term	None
$(77,302,892)
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of August 31, 2020, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2020 (Unaudited) (continued)

NOTE 9 — MARKET DISRUPTION
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the recent COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
NOTE 10 — OTHER ACCOUNTING PRONOUNCEMENTS
The Fund has made a change in accounting principles and adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Fund has concluded that the adoption of the new accounting principle does not materially impact the financial statement amounts.
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 11 — SUBSEQUENT EVENTS
Dividends: Subsequent to August 31, 2020, the Fund made a distribution of:
Per Share Amount	Declaration Date	Payable Date	Record Date
$0.180	9/15/2020	10/15/2020	10/2/2020
Each quarter, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, capital gains, and return of capital, if any. A significant portion of the quarterly distribution payments made by the Fund may constitute a return of capital.
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Emerging Markets High Dividend	Summary Portfolio of Investments
Equity Fund	as of August 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 92.2%
	Argentina: 0.0%
7,343	Other Securities	$49,639	0.0

	Brazil: 3.5%
130,209	Vale SA	1,428,175	1.0
865,668	Other Securities	3,565,098	2.5
		4,993,273	3.5
	Chile: 0.2%
898,011	Other Securities	278,979	0.2

	China: 40.6%
39,011 (1)	Alibaba Group Holding Ltd. ADR	11,197,327	7.8
51,500 (2)	A-Living Services Co. Ltd.	265,378	0.2
136,500	Anhui Conch Cement Co., Ltd. - H Shares	988,184	0.7
810,000 (2)	BAIC Motor Corp. Ltd. - H Shares	388,250	0.3
2,080,000	China Construction Bank - H Shares	1,465,805	1.0
192,500	China Merchants Bank Co., Ltd. - H Shares	918,409	0.6
156,000	China Mobile Ltd.	1,091,675	0.8
574,000	China National Building Material Co., Ltd. - H Shares	805,657	0.6
1,498,000	China Petroleum & Chemical Corp. - H Shares	687,795	0.5
616,000	China Resources Cement Holdings Ltd. - H Shares	897,082	0.6
138,000	China Resources Land Ltd.	637,506	0.4
416,000	China Shenhua Energy Co., Ltd. - H Shares	690,810	0.5
1,204,000 (2)	China Tower Corp. Ltd. - H Shares	229,361	0.2
438,000 (2)	China Yuhua Education Corp. Ltd.	419,881	0.3
609,000	CNOOC Ltd.	690,122	0.5
349,600	CSPC Pharmaceutical Group Ltd.	772,413	0.5
218,000 (2)	Dali Foods Group Co. Ltd.	133,422	0.1
2,789,592	Industrial & Commercial Bank of China - H Shares	1,554,805	1.1
170,000	Kingboard Holdings Ltd.	546,484	0.4
445,500	Kingboard Laminates Holdings Ltd.	561,061	0.4
151,500	Li Ning Co. Ltd.	639,922	0.4
48,800 (1)	Meituan Dianping - Class B	1,608,653	1.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
171,000	Ping An Insurance Group Co. of China Ltd. - H Shares	$1,825,665	1.3
1,428,000 (2)	Postal Savings Bank of China Co. Ltd. - H Shares	676,019	0.5
125,600	Tencent Holdings Ltd.	8,580,786	6.0
20,463,764	Other Securities	19,632,956	13.8
		57,905,428	40.6
	Colombia: 0.2%
39,161	Other Securities	219,829	0.2

	Egypt: 0.7%
975,674	Other Securities	993,600	0.7

	Hungary: 0.3%
12,155 (3)	Other Securities	409,361	0.3

	India: 8.4%
123,566	HCL Technologies Ltd.	1,166,044	0.8
31,054	Hindustan Unilever Ltd.	893,280	0.6
112,394	Infosys Ltd.	1,415,851	1.0
4,267	Nestle India Ltd.	925,116	0.6
42,348	Tata Consultancy Services Ltd.	1,299,513	0.9
83,898	Tech Mahindra Ltd.	844,991	0.6
451,260	Vedanta Ltd.	787,975	0.6
240,905	Wipro Ltd.	888,861	0.6
1,558,017	Other Securities	3,780,839	2.7
		12,002,470	8.4
	Indonesia: 2.2%
467,900	Bank Central Asia Tbk PT	1,007,842	0.7
9,915,600	Other Securities	2,102,156	1.5
		3,109,998	2.2
	Malaysia: 1.4%
1,015,200	Other Securities	1,961,172	1.4

	Mexico: 1.5%
1,551,686 (3)	Other Securities	2,143,577	1.5

	Peru: 0.3%
3,721	Other Securities	485,516	0.3

	Philippines: 0.4%
230,395	Other Securities	633,124	0.4

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	Summary Portfolio of Investments
Equity Fund	as of August 31, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Poland: 0.3%
56,830 (3)	Other Securities	$419,024	0.3

	Qatar: 0.5%
645,102	Other Securities	718,343	0.5

	Romania: 0.0%
14,732	Other Securities	68,818	0.0

	Russia: 3.1%
13,955,734	Inter RAO UES PJSC	983,069	0.7
12,970	Lukoil PJSC	871,119	0.6
2,763	MMC Norilsk Nickel OJSC	720,117	0.5
1,550,368	Surgutneftegas PJSC	766,785	0.6
1,097,931	Other Securities	1,048,445	0.7
		4,389,535	3.1
	Saudi Arabia: 1.9%
71,250	Al Rajhi Bank	1,232,220	0.9
102,102	Other Securities	1,432,353	1.0
		2,664,573	1.9
	South Africa: 3.0%
5,385	Naspers Ltd.	981,873	0.7
533,426 (3)	Other Securities	3,339,970	2.3
		4,321,843	3.0
	South Korea: 8.3%
18,787	GS Engineering & Construction Corp.	389,825	0.3
13,179	GS Holdings Corp.	359,872	0.3
13,348	GS Retail Co. Ltd.	369,693	0.3
31,121	Hana Financial Group, Inc.	736,548	0.5
2,205	Hyundai Engineering & Construction Co. Ltd.	59,740	0.0
2,674	Hyundai Glovis Co., Ltd.	326,924	0.2
6,598	Hyundai Marine & Fire Insurance Co., Ltd.	122,561	0.1
3,202	Hyundai Mobis Co. Ltd.	599,239	0.4
5,158	Kakao Corp.	1,762,395	1.2
20,984	Kia Motors Corp.	746,323	0.5
11,234	LG Electronics, Inc.	794,663	0.6
33,438	Shinhan Financial Group Co., Ltd.	832,237	0.6
13,556	SK Hynix, Inc.	856,685	0.6
121,361	Other Securities	3,812,425	2.7
		11,769,130	8.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan: 12.7%
158,240	Chailease Holding Co. Ltd.	$698,927	0.5
78,000	Novatek Microelectronics Corp., Ltd.	638,167	0.4
266,000	Powertech Technology, Inc.	783,849	0.6
92,000	Realtek Semiconductor Corp.	1,192,041	0.8
531,962	Taiwan Semiconductor Manufacturing Co., Ltd.	7,753,389	5.4
340,000	Uni-President Enterprises Corp.	772,173	0.5
904,000	United Microelectronics Corp.	651,011	0.5
2,289,000	Other Securities	5,692,294	4.0
		18,181,851	12.7
	Thailand: 1.3%
2,131,800	Other Securities	1,861,796	1.3

	Turkey: 0.5%
644,257	Other Securities	698,331	0.5

	United Arab Emirates: 0.9%
1,101,563 (3)	Other Securities	1,294,855	0.9
	Total Common Stock (Cost $120,918,257)	131,574,065	92.2
EXCHANGE-TRADED FUNDS: 2.2%
68,428	iShares MSCI Emerging Markets ETF	3,047,783	2.2
	Total Exchange-Traded Funds (Cost $2,985,699)	3,047,783	2.2
PREFERRED STOCK: 4.3%
	Brazil: 1.3%
256,402	Petroleo Brasileiro SA	1,032,909	0.7
289,422	Other Securities	856,389	0.6
		1,889,298	1.3
	South Korea: 3.0%
106,226	Samsung Electronics Co., Ltd.	4,243,361	3.0
	Total Preferred Stock (Cost $6,153,170)	6,132,659	4.3
	Total Long-Term Investments (Cost $130,057,126)	140,754,507	98.7

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	Summary Portfolio of Investments
Equity Fund	as of August 31, 2020 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
839,000 (4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020% (Cost $839,000)	$839,000	0.6
	Total Short-Term Investments (Cost $839,000)	839,000	0.6
	Total Investments in Securities (Cost $130,896,126)	$141,593,507	99.3
	Assets in Excess of Other Liabilities	1,055,814	0.7
	Net Assets	$142,649,321	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of August 31, 2020.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
The grouping contains non-income producing securities.

(4)
Rate shown is the 7-day yield as of August 31, 2020.

Sector Diversification	Percentage of Net Assets
Information Technology	19.9%
Financials	17.2
Consumer Discretionary	15.5
Communication Services	12.3
Materials	7.9
Energy	5.8
Consumer Staples	5.2
Industrials	4.7
Health Care	3.6
Real Estate	2.9
Exchange-Traded Funds	2.2
Utilities	1.5
Short-Term Investments	0.6
Assets in Excess of Other Liabilities	0.7
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of August 31, 2020 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2020
Asset Table
Investments, at fair value
Common Stock
Argentina	$49,639	$—	$—	$49,639
Brazil	4,993,273	—	—	4,993,273
Chile	278,979	—	—	278,979
China	11,456,422	46,449,006	—	57,905,428
Colombia	219,829	—	—	219,829
Egypt	—	993,600	—	993,600
Hungary	—	409,361	—	409,361
India	—	12,002,470	—	12,002,470
Indonesia	—	3,109,998	—	3,109,998
Malaysia	—	1,961,172	—	1,961,172
Mexico	2,143,577	—	—	2,143,577
Peru	485,516	—	—	485,516
Philippines	—	633,124	—	633,124
Poland	—	419,024	—	419,024
Qatar	—	718,343	—	718,343
Romania	—	68,818	—	68,818
Russia	—	4,389,535	—	4,389,535
Saudi Arabia	—	2,664,573	—	2,664,573
South Africa	896,363	3,425,480	—	4,321,843
South Korea	—	11,769,130	—	11,769,130
Taiwan	—	18,181,851	—	18,181,851
See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	Summary Portfolio of Investments
Equity Fund	as of August 31, 2020 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2020
Thailand	—	1,861,796	—	1,861,796
Turkey	173,273	525,058	—	698,331
United Arab Emirates	—	1,294,855	—	1,294,855
Total Common Stock	20,696,871	110,877,194	—	131,574,065
Exchange-Traded Funds	3,047,783	—	—	3,047,783
Preferred Stock	1,889,298	4,243,361	—	6,132,659
Short-Term Investments	839,000	—	—	839,000
Total Investments, at fair value	$26,472,952	$115,120,555	$—	$141,593,507
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(622,659)	$—	$(622,659)
Total Liabilities	$—	$(622,659)	$—	$(622,659)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At August 31, 2020, the following OTC written equity options were outstanding for Voya Emerging Markets High Dividend Equity Fund:
Description	Counterparty	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Premiums Received	Fair Value
iShares MSCI Emerging Markets ETF	UBS AG	Call	09/04/20	USD 43.870	328,242	USD 14,619,899	$344,162	$(282,907)
iShares MSCI Emerging Markets ETF	UBS AG	Call	09/18/20	USD 44.280	320,686	USD14,283,354	285,410	(339,752)
							$629,572	$(622,659)
Currency Abbreviations
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of August 31, 2020 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$622,659
Total Liability Derivatives		$622,659
The effect of derivative instruments on the Fund’s Statement of Operations for the period ended August 31, 2020 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$(1,988,544)
Total	$(1,988,544)

See Accompanying Notes to Financial Statements

Voya Emerging Markets High Dividend	Summary Portfolio of Investments
Equity Fund	as of August 31, 2020 (Unaudited) (continued)

Change in Unrealized Appreciation or Depreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$(367,699)
Total	$(367,699)
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2020:
UBS AG
Liabilities:
Written options	$622,659
Total Liabilities	$622,659
Net OTC derivative instruments by counterparty, at fair value	$(622,659)
Total collateral pledged by the Fund/(Received from counterparty)	$622,659
Net Exposure(1)(2)	$—

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At August 31, 2020, the Fund had pledged $1,040,000 to UBS AG. Excess cash collateral is not shown for financial reporting purposes.

At August 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $132,011,697.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$23,268,523
Gross Unrealized Depreciation	(14,172,259)
Net Unrealized Appreciation	$9,096,264

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (Unaudited)

Proposal:
1
At this meeting, a proposal was submitted to elect two members of the Board of Trustees to represent the interests of the holders of the Fund, with both individuals to serve as Class III Trustees, for a term of three-years, and until the election and qualification of their successors.

An annual shareholder meeting of Voya Emerging Markets High Dividend Equity Fund was held July 9, 2020, at the offices of Voya Investment Management, 337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.
		Proposal	Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
Class III Trustees	Voya Emerging Markets High Dividend Equity Fund
	Martin J. Gavin	1*	16,403,302.754	992,834.000	0.000	0.000	17,396,136.754
	Dina Santoro	1*	16,496,174.754	899,962.000	0.000	0.000	17,396,136.754

*
Proposal Passed

After the July 9, 2020 annual shareholder meeting, the following Trustees continued on as Trustees of the Trust: Colleen D. Baldwin, John D. Boyer, Patricia W. Chadwick, Joseph E. Obermeyer Sheryl K. Pressler and Christopher P. Sullivan.

ADDITIONAL INFORMATION (Unaudited)

During the period, there were no material changes in the Fund’s investment objective or fundamental policies or in the principal risk factors associated with investment in the Fund. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund’s portfolio.
The Fund was granted exemptive relief by the SEC (the “Order”) which, under the 1940 Act, would permit the Fund, subject to Board approval, to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year) (“Managed Distribution Policy”). The Fund may in the future adopt a Managed Distribution Policy.
Dividend Reinvestment Plan
Unless the registered owner of Common Shares elects to receive cash by contacting Computershare Shareowner Services LLC (the “Plan Agent”), all dividends declared on Common Shares of the Fund will be automatically reinvested by the Plan Agent for shareholders in additional Common Shares of the Fund through the Fund’s Dividend Reinvestment Plan (the “Plan”). Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Agent prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares of the Fund for you. If you wish for all dividends declared on your Common Shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.
The Plan Agent will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or
(ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. Open-market purchases and sales are usually made through a broker affiliated with the Plan Agent.
If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the NAV per Common Share, the Plan Agent will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the payment date; provided that, if the NAV is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the NAV per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Agent will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Agent will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases.
The Fund pays quarterly Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next “ex-dividend” date, which typically will be approximately ten days.
If, before the Plan Agent has completed its Open-Market Purchases, the market price per common share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Agent is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making Open-Market Purchases and will invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the NAV per common share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then

ADDITIONAL INFORMATION (Unaudited) (continued)

current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.
The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.
In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.
There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a partial or full sale of shares through the Plan Agent are subject to a $15.00 sales fee and a $0.10 per share brokerage commission on purchases or sales, and may be subject to certain other service charges.
The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.
All questions concerning the Plan or a request to terminate participation should be directed to the Fund’s Shareholder Service Department at (800) 992-0180.
KEY FINANCIAL DATES — CALENDAR 2020 DISTRIBUTIONS:
Declaration Date	EX Date	Record Date	Payable Date
16-Mar-20	1-Apr-20	2-Apr-20	15-Apr-20
15-Jun-20	1-Jul-20	2-Jul-20	15-Jul-20
15-Sep-20	1-Oct-20	2-Oct-20	15-Oct-20
15-Dec-20	30-Dec-20	31-Dec-20	15-Jan-21
Record date will be one business day after each Ex-Dividend Date. These dates are subject to change.
Stock Data
The Fund’s common shares are traded on the NYSE (Symbol: IHD).
Repurchase of Securities by Closed-End Companies
In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act, the Fund may from time to time purchase shares of beneficial interest of the Fund in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.
Number of Shareholders
The number of record holders of common stock as of August 31, 2020 was 8, which does not include approximately 5,264 beneficial owners of shares held in the name of brokers of other nominees.
Certifications
In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund’s CEO submitted the Annual CEO Certification on July 31, 2020 certifying that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Form N-CSR, relating to, among other things, the Fund’s disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
Computershare, Inc.
480 Washington Boulevard
Jersey City, New Jersey 07310-1900
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Toll-Free Shareholder Information
Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information at (800) 992-0180.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163320          (0820-102220)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments filed herein.

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS AS OF August 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 92.2%
		Argentina: 0.0%
7,343		Telecom Argentina SA ADR	$ 49,639	0.0

		Brazil: 3.5%
151,985		Atacadao Distribuicao Comercio e Industria Ltd.	540,138	0.4
29,089		Banco Santander Brasil SA	151,644	0.1
59,800		BB Seguridade Participacoes SA	291,223	0.2
97,804		CCR SA	237,793	0.2
124,209		Cia Siderurgica Nacional S.A.	348,923	0.2
71,951		IRB Brasil Resseguros S/A	94,035	0.1
51,229		JBS SA	209,274	0.1
47,110		Lojas Renner SA	378,015	0.3
95,588		Petrobras Distribuidora SA	372,162	0.3
44,671		Porto Seguro SA	437,863	0.3
39,932		Sul America SA	318,159	0.2
52,300		Ultrapar Participacoes SA	185,869	0.1
130,209		Vale SA	1,428,175	1.0
			4,993,273	3.5

		Chile: 0.2%
851,169		Colbun SA	131,372	0.1
46,842		Falabella SA	147,607	0.1
			278,979	0.2

		China: 40.6%
39,011	(1)	Alibaba Group Holding Ltd. ADR	11,197,327	7.8
51,500	(2)	A-Living Services Co. Ltd.	265,378	0.2
136,500		Anhui Conch Cement Co., Ltd. - H Shares	988,184	0.7
51,000		Anta Sports Products Ltd.	502,729	0.4
46,400		Apeloa Pharmaceutical Co. Ltd. - A Shares	192,189	0.1
3,229		Autohome, Inc. ADR	259,095	0.2
810,000	(2)	BAIC Motor Corp. Ltd. - H Shares	388,250	0.3
1,174,000		Bank of China Ltd. - H Shares	381,773	0.3
695,000		Bank of Communications Co., Ltd. - H Shares	362,934	0.3
314,300		Bank of Jiangsu Co. Ltd. - A Shares	294,353	0.2
62,500		Bank of Nanjing Co. Ltd. - A Shares	78,318	0.1
62,800		Beijing Kunlun Tech Co. Ltd. - A Shares	254,986	0.2
784,000		Bosideng International Holdings Ltd.	224,320	0.2
47,200		By-health Co. Ltd.	168,784	0.1
146,000		China Aoyuan Group Ltd.	168,049	0.1
555,000		China CITIC Bank Corp. Ltd. - H Shares	231,841	0.2
396,000		China Communications Services Corp., Ltd. - H Shares	259,407	0.2
2,080,000		China Construction Bank - H Shares	1,465,804	1.0
918,000		China Everbright Bank Co. Ltd. - H Shares	328,903	0.2
120,000		China Lesso Group Holdings Ltd.	223,453	0.2
147,000		China Life Insurance Co., Ltd. - H Shares	358,097	0.3
475,000		China Medical System Holdings Ltd.	534,973	0.4
192,500		China Merchants Bank Co., Ltd. - H Shares	918,409	0.6
156,000		China Mobile Ltd.	1,091,675	0.8
574,000		China National Building Material Co., Ltd. - H Shares	805,657	0.6
20,500		China Overseas Land & Investment Ltd.	59,296	0.0
1,498,000		China Petroleum & Chemical Corp. - H Shares	687,795	0.5
272,000		China Railway Construction Corp. Ltd. - H Shares	208,777	0.1
616,000		China Resources Cement Holdings Ltd. - H Shares	897,082	0.6
138,000		China Resources Land Ltd.	637,506	0.4
416,000		China Shenhua Energy Co., Ltd. - H Shares	690,810	0.5
1,298,000		China Telecom Corp., Ltd. - H Shares	423,431	0.3
1,204,000	(2)	China Tower Corp. Ltd. - H Shares	229,361	0.2
754,000		China Traditional Chinese Medicine Holdings Co. Ltd.	321,465	0.2
586,000		China Unicom Hong Kong Ltd.	415,451	0.3
438,000	(2)	China Yuhua Education Corp. Ltd.	419,881	0.3
1,065,000		Chongqing Rural Commercial Bank Co. Ltd. - H Shares	433,944	0.3
374,000		CIFI Holdings Group Co. Ltd.	317,899	0.2
389,000		CITIC Ltd.	354,666	0.3
609,000		CNOOC Ltd.	690,122	0.5
438,000		COSCO Shipping Energy Transportation Co. Ltd. - H Shares	201,538	0.1
320,000		Country Garden Holdings Co. Ltd.	396,212	0.3
61,000		Country Garden Services Holdings Co. Ltd. - H Shares	424,995	0.3
349,600		CSPC Pharmaceutical Group Ltd.	772,413	0.5
218,000	(2)	Dali Foods Group Co. Ltd.	133,422	0.1
2,700		G-bits Network Technology Xiamen Co. Ltd.	243,730	0.2
873,200		GD Power Development Co. Ltd. - A Shares	260,998	0.2

See Accompanying Notes to Financial Statements

3

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS AS OF August 31, 2020 (Unaudited) (Continued)

152,560		Giant Network Group Co. Ltd.	460,260	0.3
510,189		Greenland Holdings Corp. Ltd. - A Shares	569,224	0.4
63,000		Haier Electronics Group Co. Ltd.	215,549	0.2
87,900		Huaxin Cement Co. Ltd.	357,878	0.3
69,600		Hubei Jumpcan Pharmaceutical Co. Ltd. - A Shares	245,521	0.2
2,789,592		Industrial & Commercial Bank of China - H Shares	1,554,805	1.1
73,700		Industrial Bank Co. Ltd. - A Shares	173,710	0.1
18,300		Jafron Biomedical Co. Ltd.	203,249	0.1
114,900		Jiangsu Changshu Rural Commercial Bank Co. Ltd. - A Shares	142,742	0.1
100,200		Joincare Pharmaceutical Group Industry Co. Ltd.	284,333	0.2
38,471		Joyoung Co. Ltd. - A Shares	247,242	0.2
829,000		Kaisa Group Holdings Ltd. - H Shares	416,254	0.3
170,000		Kingboard Holdings Ltd.	546,484	0.4
445,500		Kingboard Laminates Holdings Ltd.	561,060	0.4
316,000		Kunlun Energy Co. Ltd.	235,122	0.2
151,500		Li Ning Co. Ltd.	639,922	0.4
48,800	(1)	Meituan Dianping- Class B	1,608,653	1.1
538,500		Metallurgical Corp. of China Ltd. - A Shares	221,333	0.2
120,700		New China Life Insurance Co. Ltd. - H Shares	480,905	0.3
548,000		PICC Property & Casualty Co., Ltd. - H Shares	422,592	0.3
74,500		Ping An Bank Co. Ltd. - A Shares	163,891	0.1
171,000		Ping An Insurance Group Co. of China Ltd. - H Shares	1,825,665	1.3
1,428,000	(2)	Postal Savings Bank of China Co. Ltd. - H Shares	676,019	0.5
241,585		RiseSun Real Estate Development Co. Ltd. - A Shares	290,176	0.2
189,600		Sany Heavy Industry Co. Ltd. - A Shares	611,648	0.4
31,000		Shandong Buchang Pharmaceuticals Co. Ltd. - A Shares	125,368	0.1
469,600		Shanghai 2345 Network Holding Group Co. Ltd. - A Shares	206,705	0.1
185,100		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	329,393	0.2
423,400		Shanghai Yuyuan Tourist Mart Group Co. Ltd.	612,879	0.4
185,600		Shanxi Xishan Coal & Electricity Power Co. Ltd. - A Shares	114,152	0.1
9,000		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	449,068	0.3
43,200		Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	155,723	0.1
236,200		Sichuan Languang Development Co. Ltd. - A Shares	189,408	0.1
483,000		Sino Biopharmaceutical Ltd.	555,827	0.4
116,000		Sinopharm Group Co. - H Shares	284,831	0.2
187,000		Sinotruk Hong Kong Ltd.	485,329	0.3
68,200		Tangshan Jidong Cement Co. Ltd. - A Shares	178,078	0.1
125,600		Tencent Holdings Ltd.	8,580,786	6.0
168,000		Weichai Power Co. Ltd. - H Shares	337,227	0.2
278,230		Wuchan Zhongda Group Co. Ltd. - A Shares	198,281	0.1
44,100		Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. - A Shares	292,788	0.2
8,600		Wuliangye Yibin Co. Ltd. - A Shares	300,867	0.2
990,000		Yuexiu Property Co. Ltd. - H Shares	188,799	0.1
			57,905,428	40.6

		Colombia: 0.2%
39,161		Grupo de Inversiones Suramericana SA	219,829	0.2

		Egypt: 0.7%
115,128		Commercial International Bank Egypt SAE	489,660	0.3
292,872		Eastern Co. SAE	235,008	0.2
567,674		ElSewedy Electric Co.	268,932	0.2
			993,600	0.7

		Hungary: 0.3%
12,155	(1)	OTP Bank Nyrt	409,361	0.3

		India: 8.4%
232,295		Coal India Ltd.	423,812	0.3
8,857		Colgate-Palmolive India Ltd.	164,049	0.1
10,396		Dr Reddys Laboratories Ltd.	601,650	0.4
315,417		GAIL India Ltd.	409,606	0.3
123,566		HCL Technologies Ltd.	1,166,043	0.8
157,363		Hindalco Industries Ltd.	395,766	0.3
31,054		Hindustan Unilever Ltd.	893,280	0.6
112,394		Infosys Ltd.	1,415,851	1.0
140,240		ITC Ltd.	364,082	0.3
4,267		Nestle India Ltd.	925,116	0.6
344,310		Oil & Natural Gas Corp., Ltd.	383,214	0.3
66,924		Petronet LNG Ltd.	218,495	0.2
183,009		REC Ltd.	263,972	0.2
42,348		Tata Consultancy Services Ltd.	1,299,513	0.9
99,206		Tata Steel Ltd.	556,194	0.4
83,898		Tech Mahindra Ltd.	844,991	0.6
451,260		Vedanta Ltd.	787,975	0.5

See Accompanying Notes to Financial Statements

4

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS AS OF August 31, 2020 (Unaudited) (Continued)

240,905		Wipro Ltd.	888,861	0.6
			12,002,470	8.4

		Indonesia: 2.2%
3,372,400		Adaro Energy Tbk PT	250,813	0.2
602,800		Astra International Tbk PT	211,517	0.2
467,900		Bank Central Asia Tbk PT	1,007,842	0.7
861,500		Bank Mandiri Persero TBK PT	352,270	0.2
788,100		Bank Rakyat Indonesia	189,863	0.1
51,900		Gudang Garam Tbk PT	169,224	0.1
1,997,400		Hanjaya Mandala Sampoerna Tbk PT	226,098	0.2
373,800		Indah Kiat Pulp and Paper Corp. Tbk PT	238,504	0.2
569,000		Indofood Sukses Makmur Tbk PT	297,685	0.2
1,010,900		Kalbe Farma Tbk PT	109,552	0.1
287,800		Telekomunikasi Indonesia Persero Tbk PT	56,630	0.0
			3,109,998	2.2

		Malaysia: 1.4%
64,400		Genting Bhd	54,264	0.0
102,700		Hong Leong Bank BHD	345,275	0.3
46,200		Hong Leong Financial Group Bhd	137,033	0.1
214,100		Malayan Banking BHD	376,465	0.3
188,800		MISC Bhd	344,348	0.2
93,500		Public Bank BHD	368,379	0.3
305,500		RHB Bank Bhd	335,408	0.2
			1,961,172	1.4

		Mexico: 1.5%
268,500		Alfa SA de CV	172,767	0.1
941,059		America Movil SAB de CV	571,981	0.4
55,161		Coca-Cola Femsa SAB de CV	229,522	0.2
64,071		Fomento Economico Mexicano SAB de CV	372,620	0.3
16,531		Gruma SAB de CV	195,287	0.1
65,963	(1)	Grupo Financiero Banorte	226,689	0.1
140,401		Grupo Mexico SA de CV Series B	374,711	0.3
			2,143,577	1.5

		Peru: 0.3%
3,721		Credicorp Ltd.	485,516	0.3

		Philippines: 0.4%
120,000		BDO Unibank, Inc.	212,823	0.1
4,445		Globe Telecom, Inc.	191,247	0.1
105,950		International Container Terminal Services, Inc.	229,054	0.2
			633,124	0.4

		Poland: 0.3%
56,830	(1)	Powszechny Zaklad Ubezpieczen SA	419,024	0.3

		Qatar: 0.5%
327,576		Barwa Real Estate Co.	306,666	0.2
302,136		Commercial Bank PQSC	344,103	0.2
15,390		Qatar Islamic Bank SAQ	67,574	0.1
			718,343	0.5

		Romania: 0.0%
14,732		NEPI Rockcastle PLC	68,818	0.0

		Russia: 3.1%
13,955,734		Inter RAO UES PJSC	983,069	0.7
12,970		Lukoil PJSC	871,118	0.6
1,030,985		Magnitogorsk Iron & Steel Works PJSC	523,558	0.4
2,763		MMC Norilsk Nickel OJSC	720,117	0.5
7,152		PhosAgro OJSC GDR	84,637	0.1
1,550,368		Surgutneftegas PJSC	766,785	0.5
59,794		Tatneft PJSC	440,251	0.3
			4,389,535	3.1

		Saudi Arabia: 1.9%
13,839		Abdullah Al Othaim Markets Co.	461,312	0.3
71,250		Al Rajhi Bank	1,232,219	0.9
13,814		Jarir Marketing Co.	602,533	0.4
41,455		Sahara International Petrochemical Co.	175,852	0.1
32,994		Saudi Industrial Investment Group	192,657	0.2
			2,664,573	1.9

		South Africa: 3.0%
3,242		Anglo American Platinum Ltd.	241,474	0.2
32,425		Bidvest Group Ltd.	259,143	0.2
26,337		Clicks Group Ltd.	357,349	0.3
10,344		Discovery Ltd.	73,617	0.0
29,152		Gold Fields Ltd.	381,512	0.3
29,642		Impala Platinum Holdings Ltd.	273,219	0.2
14,955		Kumba Iron Ore Ltd.	468,467	0.3
28,666		Mr Price Group Ltd.	195,351	0.1
80,363		MTN Group Ltd.	289,931	0.2
34,156	(1)	MultiChoice Group	194,317	0.1
5,385		Naspers Ltd.	981,873	0.7
160,600		Old Mutual Ltd.	105,753	0.1
28,657		Pick n Pay Stores Ltd.	70,547	0.0
25,761	(1)	Sasol Ltd.	210,052	0.1
29,126		Vodacom Group Pty Ltd.	219,238	0.2
			4,321,843	3.0

		South Korea: 8.3%
8,448		Daelim Industrial Co., Ltd.	616,805	0.4
8,935		DB Insurance Co. Ltd.	327,916	0.2
5,605		Fila Holdings Corp.	163,158	0.1
18,787		GS Engineering & Construction Corp.	389,824	0.3
13,179		GS Holdings Corp.	359,872	0.3
13,348		GS Retail Co. Ltd.	369,693	0.3
31,121		Hana Financial Group, Inc.	736,548	0.5
8,257		Hanwha Corp.	190,632	0.1
2,205		Hyundai Engineering & Construction Co. Ltd.	59,740	0.0
2,674		Hyundai Glovis Co., Ltd.	326,924	0.2
6,598		Hyundai Marine & Fire Insurance Co., Ltd.	122,561	0.1
3,202		Hyundai Mobis Co. Ltd.	599,239	0.4
5,158		Kakao Corp.	1,762,395	1.2
7,246		KB Financial Group, Inc.	224,812	0.2
20,984		Kia Motors Corp.	746,323	0.5

See Accompanying Notes to Financial Statements

5

Voya Emerging Markets High Dividend Equity Fund	PORTFOLIO OF INVESTMENTS AS OF August 31, 2020 (Unaudited) (Continued)

11,234	LG Electronics, Inc.	794,663	0.6
1,903	Lotte Shopping Co. Ltd.	121,430	0.1
719	NCSoft Corp.	498,821	0.4
2,228	POSCO	344,886	0.2
18,284	Posco International Corp.	208,885	0.1
1,506	Samsung Fire & Marine Insurance Co. Ltd.	236,895	0.2

33,438	Shinhan Financial Group Co., Ltd.	832,237	0.6
562	Shinsegae, Inc.	95,833	0.1
13,556	SK Hynix, Inc.	856,685	0.6
1,850	SK Telecom Co., Ltd.	385,728	0.3
55,818	Woori Financial Group, Inc.	396,625	0.3
		11,769,130	8.3

	Taiwan: 12.7%
48,000	Catcher Technology Co., Ltd.	327,686	0.2
158,240	Chailease Holding Co. Ltd.	698,927	0.5
209,000	Chicony Electronics Co. Ltd.	630,488	0.4
334,000	Foxconn Technology Co., Ltd.	594,065	0.4
169,000	HON HAI Precision Industry Co., Ltd.	443,235	0.3
4,000	Largan Precision Co. Ltd.	462,154	0.3
168,000	Lite-On Technology Corp.	266,047	0.2
28,000	MediaTek, Inc.	529,476	0.4
78,000	Novatek Microelectronics Corp., Ltd.	638,167	0.4
451,000	Pou Chen Corp.	426,110	0.3
266,000	Powertech Technology, Inc.	783,849	0.6
99,000	Quanta Computer, Inc.	259,476	0.2
92,000	Realtek Semiconductor Corp.	1,192,040	0.8
200,000	Synnex Technology International Corp.	297,707	0.2
531,962	Taiwan Semiconductor Manufacturing Co., Ltd.	7,753,389	5.4
340,000	Uni-President Enterprises Corp.	772,173	0.5
904,000	United Microelectronics Corp.	651,011	0.5
65,000	Walsin Technology Corp.	354,639	0.3
376,000	Wistron Corp.	407,815	0.3
16,000	Yageo Corp.	181,795	0.1
122,000	Zhen Ding Technology Holding Ltd.	511,602	0.4
		18,181,851	12.7

	Thailand: 1.3%
46,300	Advanced Info Service PCL	271,954	0.2
14,400	Electricity Generating PCL	102,890	0.1
213,200	Indorama Ventures PCL	162,682	0.1
1,258,100	Krung Thai Bank PCL	387,663	0.3
457,600	PTT PCL (Foreign)	529,482	0.3
142,200	PTT Exploration & Production PCL	407,125	0.3
		1,861,796	1.3

	Turkey: 0.5%
145,871	Eregli Demir ve Celik Fabrikalari TAS	173,273	0.1
498,386	Haci Omer Sabanci Holding AS	525,058	0.4
		698,331	0.5

	United Arab Emirates: 0.9%
255,264	Dubai Islamic Bank PJSC	284,180	0.2
176,604	(1) Emaar Malls PJSC	66,670	0.0
556,742	(1) Emaar Properties PJSC	435,303	0.3
112,953	Emirates Telecommunications Group Co. PJSC	508,702	0.4
		1,294,855	0.9

	Total Common Stock
	(Cost $120,918,257)	131,574,065	92.2

EXCHANGE-TRADED FUNDS: 2.2%
68,428	iShares MSCI Emerging Markets ETF	3,047,783	2.2

	Total Exchange-Traded Funds
	(Cost $2,985,699)	3,047,783	2.2

PREFERRED STOCK: 4.3%
	Brazil: 1.3%
62,717	Banco Bradesco SA	240,061	0.2
195,305	Itausa SA	339,382	0.2
256,402	Petroleo Brasileiro SA	1,032,909	0.7
31,400	Telefonica Brasil SA	276,946	0.2
		1,889,298	1.3

	South Korea: 3.0%
106,226	Samsung Electronics Co., Ltd.	4,243,361	3.0

	Total Preferred Stock
	(Cost $6,153,170)	6,132,659	4.3

	Total Long-Term Investments
	(Cost $130,057,126)	140,754,507	98.7

SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
839,000	(3) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%
	(Cost $839,000)	839,000	0.6

	Total Short-Term Investments
	(Cost $839,000)	839,000	0.6

	Total Investments in Securities (Cost $130,896,126)	$ 141,593,507	99.3
	Assets in Excess of Other Liabilities	1,055,814	0.7
	Net Assets	$ 142,649,321	100.0

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of August 31, 2020.

6

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Emerging Markets High Dividend Equity Fund

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 6, 2020

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 6, 2020